Equity - Schedule of Paid in Capital of the Bank (Detail) - shares		12 Months Ended
	Jan. 19, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity note[abstract]
Beginning Balance		973,517,871,202	512,406,760,091	512,406,760,091
Issuance of paid shares			461,111,111,111
Issuance of shares pending payment		0	0	0
Repurchase of own shares		0	0	0
Sale of own shares	10,000	0	0	0
Ending Balance		973,517,871,202	973,517,871,202	512,406,760,091